Pledged Assets - Assets Pledged as Collaterals (Detail) - TWD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications Of Assets Liabilities And Equities [Abstract]
Property, plant and equipment	$ 2,520	$ 2,550
Land held under development (included in inventories)	1,999	1,999
Restricted assets (included in other assets - others)	3	3
Assets pledged as collateral	$ 4,522	$ 4,552